Harbor AlphaEdge Large Cap Value ETF Investment Strategy - Harbor AlphaEdge Large Cap Value ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund employs an indexing (or “passive”) investment approach designed to track the performance of the Index, which is constructed by Harbor Capital Advisors, Inc. (“Harbor Capital,” the “Advisor” or the “Index Provider”) using a proprietary, rules-based methodology. The Index consists of equity securities of U.S.-listed companies that exhibit attractive valuation along with positive fundamental and price characteristics according to the Index Provider’s methodology. The Fund invests at least 80% of its total assets in securities that are included in the Index. The Index construction process involves the following steps: ■The Index Provider identifies the universe of securities eligible to be included in the Index (the “Index Universe”). The Index Universe consists of U.S.-listed equity securities selected from among the largest U.S. companies by market capitalization in accordance with the Index methodology. ■The Index Provider then scores each company in the Index Universe based on its proprietary stock selection scoring model, which assesses companies across five individual factor composites: Capital Deployment, Momentum, Quality, Risk and Valuation. Each individual factor composite reflects a combination of various factors or metrics. The individual factor composites are combined to produce an overall stock selection score. The weighting of the individual factor composites to produce a security’s overall stock selection score varies based on several inputs, including factor diversification (balancing exposure across different investment factors) and the prevailing business cycle regime. The business cycle regime is used to identify the current environment for riskier assets by evaluating various economic conditions (e.g. growth, liquidity, inflation, sentiment). ■Index constituents are selected and weighted for inclusion in the Index using a proprietary optimization process, which is designed to maximize expected returns—based on the overall stock selection score—subject to certain risk management parameters (i.e. guardrails to help control overall portfolio risk). Companies in the Index Universe with the lowest Valuation factor composites (suggesting a higher valuation), according to the Index Provider’s proprietary scoring model, are excluded from the optimization. The Index typically includes between 50 and 150 equity securities. As of February 25, 2026, the Index consisted of 75 securities with a market capitalization range of approximately $281 million to $3.8 trillion, with a median market capitalization of $43 billion. The Index has been created by Harbor Capital and is calculated, published and distributed by Solactive AG (“Solactive”). The Index is normally reconstituted and rebalanced monthly. The Fund will concentrate its investments in a particular industry or group of industries from time to time to approximately the same extent that the Index concentrates in an industry or group of industries. The Index and, therefore, the Fund may also from time to time have significant exposure to particular sectors. As of December 31, 2025, the Index has significant exposure to the financials sector. The components of the Index, the number of components and the degree to which these components represent certain sectors, industries, or groups of industries may change over time. The Fund uses an indexing investment approach to attempt to approximate, before fees and expenses, the investment performance of the Index. The Fund generally will use a replication strategy, which means that the Fund seeks to hold each security found in the Index in approximately the same proportion as represented in the Index itself. However, the Fund may under certain circumstances use a representative sampling strategy, which means the Fund would invest in a representative sample of securities with an investment profile, collectively, similar to that of the Index. The Fund does not take temporary defensive positions when markets decline or appear overvalued. The Fund may also invest in cash and cash equivalents, including shares of money market funds.